BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

May 1, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Empower Life & Annuity Insurance Company of New York COLI VUL-2 Series Account Executive Benefit VUL II Filing Pursuant to Rule 497(j) for File Nos. 333-144503; 811-22091

Commissioners:

On behalf Empower Life & Annuity Insurance Company of New York and the COLI VUL-2 Series Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the "Executive Benefit VUL II", a variable life policy, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 25 for the COLI VUL-2 Series Account as filed electronically with the Commission on April 28, 2023.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage